Organization - Significant Transaction - Transfer of assets (Details) - ASN Technologies, Inc. - ASN Former Operations - Former Officer, Director and Shareholder	Dec. 07, 2015 USD ($)
Transfer of former operations
Noncash consideration received, amount	$ 9,000
Gain (loss) on transfer of former operations	$ 0